Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax liabilities	$ (84.4)	$ (128.8)
Recognized in net earnings in the year	86.8	43.9
Initial deferred tax liability associated with the Yamana Acquisition	(881.2)	0.0
Disposition of mining properties (Note 9)	419.3	0.0
Recognized in other comprehensive income (loss) in year	(0.5)	0.5
Other	(1.2)	0.0
Net deferred tax liabilities	(461.2)	(84.4)
Deferred tax assets	80.4	55.9
Deferred tax liabilities	(541.6)	(140.3)
Net deferred tax liabilities	$ (461.2)	$ (84.4)